OTHER FINANCIAL ITEMS (Tables)	6 Months Ended
Jun. 30, 2025
Other Financial Items [Abstract]
Schedule of other financial items, net
Other financial items, net comprise of the following items:

	Six months ended
(in thousands of $)	June 30, 2025	June 30, 2024
Change in allowance for expected credit losses	226	(214)
Dividend income	306	341
Loss on repurchase of bonds	(144)	(388)
Other items	3,027	(1,155)
Total other financial items, net	3,415	(1,416)